Convertible Promissory Notes Payable and Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Fair Value of Derivative Liabilities Estimated Using Black-Sholes Valuation Model

During the nine months ended September 30, 2020 and 2019, the fair value of the derivative liabilities, warrants and conversion option was estimated using the Binomial valuation model and the Monte-Carlo simulation model with the following assumptions:

	2020	2019
Expected dividend rate	-	-
Expected term (in years)	1.00 to 5.00	0.05 to 5.00
Volatility	154.2% to 370.0%	217.6% to 228.7%
Risk-free interest rate	0.12% to 1.62%	1.39% to 2.40%

During the year ended December 31, 2019 and 2018, the fair value of the derivative liabilities, warrants and conversion option was estimated using the Black-Sholes valuation model, Binomial valuation model, and the Monte-Carlo simulation model with the following assumptions:

	2019	2018
Expected dividend rate	-	-
Expected term (in years)	0.05 to 5.00	0.01 to 2.00
Volatility	127.5% to 228.7%	261.2% to 307.7%
Risk-free interest rate	1.39% to 2.40%	1.32% to 2.63%

Schedule of Convertible Promissory Notes

At September 30, 2020 and December 31, 2019, convertible promissory notes are as follows:

	September 30, 2020	December 31, 2019
Principal amount	$1,685,914	$5,459,909
Add: put premium	-	385,385
Less: unamortized debt discount	(346,953)	(2,210,950)
Convertible notes payable, net	1,338,961	3,634,344
Less: current portion of convertible notes payable	(1,338,961)	(3,634,344)
Convertible notes payable, net – long-term	$-	$-

At December 31, 2019 and 2018, convertible promissory notes are as follows:

	December 31, 2019	December 31, 2018
Principal amount	$5,459,909	$3,007,503
Add: Put premium	385.385	-
Less: unamortized debt discount	(2,210,950)	(1,595,627)
Convertible notes payable, net	3,634,344	1,411,876
Less: current portion of convertible notes payable	(3,634,344)	(1,411,876)
Convertible notes payable, net – long-term	$-	$-